Other Liabilities - Summary of Accrued Expenses and Other Liabilities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Other Liabilities [Line Items]
Other liabilities	₩ 43,130,482	$ 36,381,680	₩ 41,804,023
Other financial liabilities
Other Liabilities [Line Items]
Other liabilities	29,494,402		28,612,288
Other payables
Other Liabilities [Line Items]
Other liabilities	11,175,682		14,247,067
Prepaid card and debit card payables
Other Liabilities [Line Items]
Other liabilities	33,972		31,184
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	2,620,819		2,787,360
Financial guarantee contracts
Other Liabilities [Line Items]
Other liabilities	52,603		49,286
Deposits for letter of guarantees and others
Other Liabilities [Line Items]
Other liabilities	1,093,680		1,103,876
Domestic exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	5,125,430		938,039
Foreign exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	169,264		134,678
Due to trust accounts
Other Liabilities [Line Items]
Other liabilities	7,033,849		7,542,955
Liability incurred from agency relationships
Other Liabilities [Line Items]
Other liabilities	739,276		765,844
Account for agency businesses
Other Liabilities [Line Items]
Other liabilities	423,798		400,507
Dividend payables
Other Liabilities [Line Items]
Other liabilities	474		478
Lease liabilities
Other Liabilities [Line Items]
Other liabilities	578,808		559,113
Others
Other Liabilities [Line Items]
Other liabilities	446,747		51,901
Other non-financial liabilities
Other Liabilities [Line Items]
Other liabilities	13,636,080		13,191,735
Other payables
Other Liabilities [Line Items]
Other liabilities	348,003		386,094
Unearned revenue
Other Liabilities [Line Items]
Other liabilities	656,375		669,908
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	956,461		815,941
Deferred revenue on credit card points
Other Liabilities [Line Items]
Other liabilities	214,053		211,815
Withholding taxes
Other Liabilities [Line Items]
Other liabilities	164,333		180,092
Separate account liabilities
Other Liabilities [Line Items]
Other liabilities	11,071,159		10,701,404
Others
Other Liabilities [Line Items]
Other liabilities	₩ 225,696		₩ 226,481